As filed with the Securities and Exchange	Registration No. 333-70600
Commission on December 21, 2007	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

POST-EFFECTIVE AMENDMENT NO. [ 21 ]
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. [ ]

(Check appropriate box or boxes)

SEPARATE ACCOUNT B
(Exact name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)

1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code (610) 425-3400

Michael A. Pignatella, Counsel	John S. (Scott) Kreighbaum, Esq.
ING	ING Americas (U.S. Legal Services)
One Orange Way, C1S	1475 Dunwoody Drive
Windsor, CT 06095-4774	West Chester, PA 19308-1478
(860) 580-2831	(610) 425-3404
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

____	immediately upon filing pursuant to paragraph (b) of Rule 485
X	on December 21, 2007 pursuant to paragraph (b) of Rule 485
____	60 days after filing pursuant to paragraph (a)(1) of Rule 485
____	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously _____ filed post-effective amendment.

Title of Securities Being Registered: Group and Individual Deferred Variable Annuity Contract

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated April 30, 2007 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 21 by reference to Registrant’s filing under Rule 497(c) as filed on April 30, 2007; under Rule 485(b)
as filed on May 1, 2007 and August 15, 2007; and under Rule 497(e) as filed on May 29, 2007,
August 20, 2007, September 21, 2007 and September 24, 2007.

A supplement dated December 21, 2007 to the Prospectus is included in Part A of this Post-
Effective Amendment No. 21.

ING USA ANNUNITY AND LIFE INSURANCE COMPANY
and its Separate Account B

Retirement Solutions – ING Rollover ChoiceSM Variable Annuity

Supplement dated December 21, 2007 to your current Contract Prospectus dated
April 30, 2007, as amended

This supplement updates and amends certain information contained in your variable annuity Contract
Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

1.	Effective January 28, 2008, the ING American Funds Bond Portfolio (Class I) and the ING WisdomTreeSM Global High-Yielding Equity Index Portfolio (Class S) will be made available for investment under the contract and classified as accepted funds.

In addition, the ING American Funds Bond Portfolio may be invested in as a fixed allocation fund. The fund is structured as a master feeder fund that invests directly in shares of underlying funds. The fund may have higher fees and expenses than a fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying funds in which it invests. The fund is an affiliated fund, and the underlying funds in which it invests may be affiliated as well. The fund’s prospectus discloses the aggregate annual operating expenses of the fund and its corresponding underlying fund or funds.

2.	The minimum and maximum total annual fund operating expenses shown in the Contract Prospectus did not change with the addition of the ING American Funds Bond Portfolio and the ING WisdomTreeSM Global High-Yielding Equity Index Portfolio. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus.

3.	The following information is added to Appendix B – The Funds in the Contract Prospectus:

Fund Name	Investment Adviser/Subadviser	Investment Objective(s)

ING Investors Trust – ING American Funds Bond Portfolio	ING Investments, LLC Investment Adviser to the Master Fund: Capital Research Management Company (“CRMC”)	Seeks to maximize your level of current income and preserve your capital. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

ING Variable Portfolios, Inc. – ING WisdomTreeSM Global High-Yielding Equity Index Portfolio *WisdomTreeSM is a service mark of WisdomTree Investments.	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks investment returns that closely
correspond to the price and yield
performance, before fees and expenses, of
the WisdomTreeSM Global High-Yielding
Equity Index (“Index”). The Portfolio’s
investment objective is not fundamental and
may be changed without a shareholder vote.

X.70600-07F	December 2007

SEPARATE ACCOUNT B
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
Financial Statements:

(a)(1)	Incorporated by reference in Part A:
Condensed Financial Information
(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2006
	-	Statements of Operations for the year ended December 31, 2006
	-	Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
	-	Notes to Financial Statements
Financial Statements of ING USA Annuity and Life Insurance Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Operations for the years ended December 31, 2006, 2005 and
2004
	-	Balance Sheets as of December 31, 2006 and 2005
	-	Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2006, 2005 and 2004
	-	Statements of Cash Flows for the years ended December 31, 2006, 2005 and
2004
	-	Notes to Financial Statements

(b)	Exhibits
	(1)	Resolution of the Board of Directors of ING USA Annuity and Life Insurance
Company authorizing the establishment of the Registrant • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on October 1,
2001 (File Nos. 333-70600; 811-5626).
	(2)	Not applicable
	(3.1)	Amendment to and Restatement of the Distribution Agreement between ING
USA and Directed Services, Inc. effective January 1, 2004 • Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on
April 9, 2004 (File Nos. 333-90516, 811-5626).
	(3.2)	Master Selling Agreement • Incorporated by reference to Registration
Statement on Form N-4 for Separate Account B filed with the Securities and
Exchange Commission on May 12, 2006 (File Nos. 333-70600; 811-5626).
	(4.1)	Variable Annuity Group Master Contract (GA-MA-1102) • Incorporated by
reference to Pre-Effective Amendment No. 1 to the Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange
Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).

(4.2)	Variable Annuity Contract (GA-IA-1102) • Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
December 11, 2001 (File No. 333-70600).
(4.3)	Variable Annuity Certificate (GA-CA1102) • Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
December 11, 2001 (File No. 333-70600).
(4.4)	GET Fund Rider (GA-RA-1085) • Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on December
11, 2001 (File No. 333-70600).
(4.5)	Section 72 Rider • Incorporated by reference to Pre-Effective Amendment No.
1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File No. 333-
70600).
(4.6)	Waiver of Surrender Charge Rider • Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on December
11, 2001 (File No. 333-70600).
(4.7)	Simple Retirement Account Rider • Incorporated herein by reference to Post-
Effective Amendment No. 34 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File No. 033-23351).
(4.8)	403(b) Rider • Incorporated herein by reference to Post-Effective Amendment
No. 34 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File No. 033-23351).
(4.9)	Individual Retirement Annuity Rider • Incorporated herein by reference to
Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File No. 033-23351).
(4.10)	ROTH Individual Retirement Annuity Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File No. 033-
23351).
(4.11)	Death Benefit Option Package Endorsement (GA-RA-1117) • Incorporated
herein by reference to Post-Effective Amendment No. 4 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on
August 1, 2003 (File No. 333-70600).

(4.12)	Company Address and Name Change Endorsement • Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on February 13,
2004 (File No. 333-28679).
(4.13)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Life
Pay) (IU-RA-3023) • Incorporated by reference to Post-Effective Amendment
No. 15 to Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 20, 2006 (File No. 333-
70600).
(4.14)	Sample Schedule Page Entries for Minimum Guaranteed Withdrawal Benefit
Rider with Reset (Life Pay) (IU-RA-3023) • Incorporated by reference to Post-
Effective Amendment No. 15 to Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
July 20, 2006 (File No. 333-70600).
(4.15)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint
Life Pay) (IU-RA-3029) • Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on July 20,
2006 (File No. 333-70600).
(4.16)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING
Joint Life Pay) (IU-RA-3061)• Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on August 15,
2007 (File No. 333-70600).
(4.17)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (Life
Pay) (IU-RA-3062)• Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on August 15,
2007 (File No. 333-70600).
(4.18)	Variable Annuity Application (GA-CDF-1105(08/07))• Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
August 15, 2007 (File No. 333-70600).

(5)	Variable Annuity Application (GA-CDF-1105(08/06)) • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on August 3, 2006 (File No. 333-70600).

(6.1)	Restated Articles of Incorporation Providing for the Redomestication of Golden
American Life Insurance Company dated July 2 and 3, 2003, effective January
1, 2004 • Incorporated by reference to Company's 10-K, as filed with the SEC on March 29, 2004 (File No. 033-87270).
(6.2)	Amendment to Articles of Incorporation Providing for the Name Change of
Golden American Life Insurance Company dated November 20, 2003, effective
January 1, 2004 • Incorporated by reference to the Company's 10-K, as filed with the SEC on March 29, 2004 (File No. 033-87270).
(6.3)	Amendment to Articles of Incorporation Providing for the Change in Purpose
and Powers of ING USA Annuity and Life Insurance Company dated March 3 and 4, 2004, effective March 11, 2004 • Incorporated by reference to the
Company's 10-Q, as filed with the SEC on May 17, 2004 (File No. 033-87270).
(6.4)	Amended and Restated By-Laws of ING USA Annuity and Life Insurance
Company, effective January 1, 2005 • Incorporated by reference to Registrant’s
Form 10-K as filed with the Securities and Exchange Commission on May 13,
2005 (File No. 33-87270).

(6.5)	Resolution of the Board of Directors for Powers of Attorney, dated (04/23/99) •
Incorporated by reference to Post-Effective Amendment No. 3 to a Registration
Statement on Form N-4 for Golden American Life Insurance Separate Account
B filed with the Securities and Exchange Commission on April 23, 1999 (File
No. 333-28679).
(7)	Not applicable
(8.1)	Organizational Agreement dated December 28, 1988 • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on October 1,
2001 (File No. 333-70600).
(8.2)	Assignment Agreement dated March 20, 1991 for Organizational Agreement •
Incorporated by reference to Post-Effective Amendment No. 40 to the
Registration Statement on Form N-1A to the GCG Trust as filed on May 3,
1999 (File No. 033-23512)
(8.3)	Addendum to Organizational Agreement (adding Market Manager Series and
Value Equity Series) • Incorporated by reference to Post-Effective Amendment
No. 35 to the Registration Statement on Form N-1A to the GCG Trust as filed on November 26, 1997 (File No. 033-23512).
(8.4)	Addendum dated September 25, 1995 to Organizational Agreement (adding
Strategic Equity Series) • Incorporated by reference to Post-Effective
Amendment No. 40 to the Registration Statement on Form N-1A to the GCG
Trust as filed on May 3, 1999 (File No. 033-23512).
(8.5)	Addendum dated December 29, 1995 to Organizational Agreement (adding
Small Cap Series) • Incorporated by reference to Post-Effective Amendment
No. 24 to the Registration Statement on Form N-1A to the GCG Trust as filed on December 22, 1995 (File No. 033-23512).
(8.6)	Addendum to Organizational Agreement (adding Managed Global Series) •
Incorporated by reference to Post-Effective Amendment No. 27 to the
Registration Statement on Form N-1A to the GCG Trust as filed on June 14,
1996 (File No. 033-23512).
(8.7)	Addendum dated August 19, 1997 to Organizational Agreement (adding Mid-
Cap Growth Series, Research Series, Total Return Series, Growth & Income
Series, Value & Growth, Global Fixed Income Series, Growth Opportunities
Series, and Developing World Series) • Incorporated by reference to Post-
Effective Amendment No. 33 to the Registration Statement on Form N-1A to
the GCG Trust as filed on September 2, 1997 (File No. 033-23512).
(8.8)	Addendum dated February 16, 1999 to Organizational Agreement (adding
International Equity Series and the Large Cap Value Series) • Incorporated by
reference to Post-Effective Amendment No. 42 to the Registration Statement on
Form N-1A to the GCG Trust as filed on February 29, 2000 (File No. 033-
23512).
(8.9)	Addendum dated June 15, 1999 to Organizational Agreement (adding
Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special
Situations Series) • Incorporated by reference to Post-Effective Amendment
No. 43 to the Registration Statement on Form N-1A to the GCG Trust as filed on July 14, 2000 (File No. 033-23512).

(8.10)	Addendum dated November 16, 2000 to Organizational Agreement (adding
International Equity Series) • Incorporated by reference to Post-Effective
Amendment No. 44 to the Registration Statement on Form N-1A to the GCG
Trust as filed on December 1, 2000 (File No. 033-23512).
(8.11)	Addendum dated February 22, 2001 to Organizational Agreement (adding
Internet Tollkeeper Series) • Incorporated by reference to Post-Effective
Amendment No. 46 to the Registration Statement on Form N-1A to the GCG
Trust as filed on April 27, 2001 (File No. 033-23512).
(8.12)	Addendum dated February 26, 2002 to Organizational Agreement (adding
Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity,
Fundamental Growth, Focus Value, International Enhanced EAFE) •
Incorporated by reference to Post-Effective Amendment No. 48 to the
Registration Statement on Form N-1A to the GCG Trust as filed on April 24,
2002 (File No. 033-23512).
(8.13)	Service Agreement effective as of January 1, 1994 between Golden American
Life Insurance Company and Directed Services, Inc. • Incorporated by
reference to the Initial Registration Statement on Form N-4 (File No. 333-
70600), as filed on October 1, 2001.
(8.14)	Asset Management Agreement effective as of January 20, 1998 between
Golden American Life Insurance Company and ING Investment Management
LLC • Incorporated by reference to the Initial Registration Statement on Form
N-4 (File No. 333-70600), as filed on October 1, 2001.
(8.15)	Amendments effective January 1, 2003 to Asset Management Agreement effective as of January 20, 1998 between Golden American Life Insurance
Company and ING Investment Management LLC • Incorporated by reference to Exhibit 10.A(l) to ING USA Annuity and Life Insurance Company’s Form
10-K filed with the SEC on March 29, 2004 (File No. 033-87270).
(8.16)	Third Amendment effective August 18, 2003 to Asset Management Agreement effective as of January 20, 1998, as amended on January 1, 2003, between
Golden American Life Insurance Company and ING Investment Management
LLC • Incorporated by reference to Exhibit 10.A(n) to ING USA Annuity and
Life Insurance Company’s Form 10-K filed with the SEC on March 29, 2004
(File No. 033-87270).
(8.17)	Surplus Note, dated (09/30/99) between Golden American Life Insurance
Company and ING American Insurance Holdings, Inc. • Incorporated by
reference to the Initial Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on October 1,
2001 (File No. 333-70600).
(8.18)	Surplus Note, dated (12/08/99) between Golden American Life Insurance
Company and First Columbine Life Insurance Company • Incorporated by
reference to the Initial Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on October 1,
2001 (File No. 333-70600).

(8.19)	Reinsurance Agreement, effective (01/01/00) between Golden American Life
Insurance Company and Security Life of Denver International Limited •
Incorporated by reference to the Initial Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
October 1, 2001 (File No. 333-70600).
(8.20)	Letter of Credit between Security Life of Denver International Limited and The
Bank of New York • Incorporated by reference to the Initial Registration
Statement on Form N-4 for Separate Account B filed with the Securities and
Exchange Commission on October 1, 2001 (File No. 333-70600).
(8.21)	Surplus Note for $50,000,000 aggregate principal amount, dated December 29,
2004, issued by ING USA Annuity and Life Insurance Company to its affiliate,
Security Life of Denver International Limited • Incorporated by reference from
Exhibit 10.(q) to ING USA Annuity and Life Insurance Company’s Form 10-K
filed with the Securities and Exchange Commission on March 18, 2005 (File
No. 033-87270).
(8.22)	Surplus Note for $175,000,000 aggregate principal amount, dated December
29, 2004, issued by ING USA Annuity and Life Insurance Company to its affiliate, ING Life Insurance and Annuity Company • Incorporated by reference from Exhibit 10.(r) to ING USA Annuity and Life Insurance Company’s Form
10-K filed with the Securities and Exchange Commission on March 18, 2005
(File No. 033-87270).
(8.23)	Surplus Note for $175,000,000 aggregate principal amount, dated December
29, 2004, issued by ING USA Annuity and Life Insurance Company to its affiliate, ReliaStar Life Insurance Company • Incorporated by reference from
Exhibit 10(s) to ING USA Annuity and Life Insurance Company’s Form 10-K
filed with the Securities and Exchange Commission on March 18, 2005 (File
No. 033-87270).
(8.24)	Services Agreement dated January 1, 2001 by and between Golden American
Life Insurance Company and ING affiliated Insurance Companies listed on
Exhibit B • Incorporated by reference from Exhibit 10.A(k) to ING USA
Annuity and Life Insurance Company’s Form 10-K filed with the Securities and
Exchange Commission on March 18, 2005 (File No. 033-87270).
(8.25)	Services Agreement dated January 1, 2001 by and between Golden American
Life Insurance Company and ING North American Insurance Corporation, Inc.
• Incorporated by reference from Exhibit 10.A(g) to ING USA Annuity and
Life Insurance Company’s Form 10-K filed with the Securities and Exchange
Commission on March 18, 2005 (File No. 033-87270).
(8.26)	Form of Finance Shared Services Center Services Agreement dated September
1, 2000 by and among ING North American Insurance Corporation, Inc. and
ING affiliated Insurance Companies • Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 (File
No. 333-70600), as filed on December 11, 2001.

(8.27)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING
Life Insurance and Annuity Company, Variable Insurance Products Fund,
Variable Insurance Products Fund I, Variable Insurance Products Fund II,
Variable Insurance Products Fund V and Fidelity Distributors Corporation •
Incorporated by reference to Post-Effective Amendment No. 51 to the
Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27,
2007.
(8.28)	Participation Agreement made and entered into as of July 20, 2001 by and among Golden American Life Insurance Company and Fidelity Distributors
Corporation on behalf of each of its Variable Insurance Products • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-23351), as filed on April 29, 2002.
(8.29)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. • Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.30)	Amended and Restated Participation Agreement as of December 30, 2005 by
and among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-
85618), as filed on February 1, 2007.
(8.31)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton
Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, LLC • Incorporated by
reference to Pre-Effective Amendment No. 1 to Registration Statement on Form
N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.32)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005, between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company • Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.

(8.33)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.34)	Fund Participation Agreement effective July 13, 2001 between Golden
American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective
May 1, 2002) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-70600), as filed on April
30, 2002.
(8.35)	Amendment dated September 1, 2001 by and between Portfolio Partners, Inc.
(to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002), Aetna Investment Services, LLC (to be
renamed ING Financial Advisers, LLC effective May 1, 2002) and Golden
American Life Insurance Company to Participation Agreement effective July
13, 2001 • Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-70600), as filed on April 30,
2002.
(8.36)	Amendment dated as of May 1, 2003 by and between ING Partners, Inc., ING
Life Insurance and Annuity Company, ING Financial Advisers, LLC and
Golden American Life Insurance Company to Participation Agreement
effective July 13, 2001 and subsequently amended on September 1, 2001 •
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-1A (File No. 333-32575), as filed on April 30, 2003.
(8.37)	Amendment dated as of November 1, 2004 by and between ING Partners, Inc.,
ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and
ING USA Annuity and Life Insurance Company to Participation Agreement
effective July 13, 2001 and subsequently amended on September 1, 2001 and
May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.
(8.38)	Amendment dated as of April 29, 2005 by and between ING Partners, Inc., ING
Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING
USA Annuity and Life Insurance Company to Participation Agreement
effective July 13, 2001 and subsequently amended on September 1, 2001, May
1, 2003 and November 1, 2004 • Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-
70600), as filed on July 20, 2006.

(8.39)	Amendment dated as of August 31, 2005 by and between ING Partners, Inc.,
ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and
ING USA Annuity and Life Insurance Company to Participation Agreement
effective July 13, 2001 and subsequently amended on September 1, 2001, May
1, 2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to
Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File
No. 333-70600), as filed on July 20, 2006.
(8.40)	Amendment dated as of December 7, 2005 by and between ING Partners, Inc.,
ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and
ING USA Annuity and Life Insurance Company to Participation Agreement
effective July 13, 2001 and subsequently amended on September 1, 2001, May
1, 2003, November 1, 2004, April 29, 2005 and August 31, 2005 • Incorporated
by reference to Post-Effective Amendment No. 15 to Registration Statement on
Form N-4 (File No. 333-70600), as filed on July 20, 2006.
(8.41)	Amendment dated as of April 28, 2006 by and between ING Partners, Inc.,
ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and
ING USA Annuity and Life Insurance Company to Participation Agreement
effective July 13, 2001 and subsequently amended on September 1, 2001, May
1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and December 7,
2005 • Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-4 (File No. 333-70600), as filed on
December 6, 2006.
(8.42)	Shareholder Servicing Agreement effective January 1, 2002 between ING
Partners, Inc. (formerly Portfolio Partners, Inc. and Golden American Life
Insurance Company, Service Class Shares • Incorporated by reference to Post-
Effective Amendment No. 17 to Registration Statement on Form N-1A (File
No. 333-32575), as filed on October 29, 2004.
(8.43)	Amendment dated as of May 1, 2003 by and between ING Partners, Inc. and
Golden American Life Insurance Company of America to Shareholder
Servicing Agreement (Service Class Shares) effective as of January 1, 2002 as amended • Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-1A (File No. 333-32575), as filed on April
30, 2003.
(8.44)	Amendment dated as of November 1, 2004 by and between ING Partners, Inc.
and ING USA Annuity and Life Insurance Company to Shareholder Servicing
Agreement (Service Class Shares) effective January 1, 2002 as amended •
Incorporated by reference to Post-Effective Amendment No. 20 to Registration
Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005.
(8.45)	Amendment dated as of December 7, 2005 by and between ING Partners, Inc.
and ING USA Annuity and Life Insurance Company to Shareholder Servicing
Agreement (Service Class Shares) effective January 1, 2002 as amended •
Incorporated by reference to Post-Effective Amendment No. 16 to Registration
Statement on Form N-4 (File No. 333-70600), as filed on August 3, 2006.

(8.46)	Amendment dated as of April 28, 2006 by and between ING Partners, Inc. and
ING USA Annuity and Life Insurance Company to Shareholder Servicing
Agreement (Service Class Shares) effective January 1, 2002 as amended •
Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-4 (File No. 333-70600), as filed on
December 6, 2006.
(8.47)	Participation Agreement made and entered into as of May 1, 2003 among ING
Investors Trust, Golden American Life Insurance Company and Directed
Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 033-23512), as filed on
February 27, 2004.
(8.48)	Second Amended and Restated Fund Participation Agreement dated September
2, 2003 as amended and restated on May 17, 2004 and further amended and restated on January 1, 2007 among ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company of New York, ING Investors
Trust, ING Investments, LLC, ING Funds and Distributors, LLC, American
Funds Insurance Series and Capital Research and Management Company •
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4A (File No. 333-139695), as filed on July 6, 2007.
(8.49)	Participation Agreement made and entered into as of May 1, 2001 among
Pilgrim Variable Products Trust, ING Pilgrim Investments, LLC, Golden
American Life Insurance Company and ING Pilgrim Securities, Inc. •
Incorporated by reference to Post-Effective Amendment No. 25 to Registration
Statement on Form N-1A (File No. 033-73140), as filed on April 15, 2004.
(8.50)	Amendment executed August 30, 2002 Participation Agreement made and entered into as of May 1, 2001 among Pilgrim Variable Products Trust, ING
Pilgrim Investments, LLC, Golden American Life Insurance Company and ING
Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective
Amendment No. 25 to Registration Statement on Form N-1A (File No. 033-
73140), as filed on April 15, 2004.
(8.51)	Participation Agreement effective as of July 16, 2001 by and among Golden
American Life Insurance Company, Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced, VP, Inc., Aetna GET
Fund on behalf of its series, Aetna Variable Portfolios, Inc. on behalf of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 333-70600), as filed on April 30, 2002.
(8.52)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October
16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.

(8.53)	Form of Participation Agreement between __________________ Life Insurance
Company and Oppenheimer Variable Account Funds
(8.54)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. • Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.55)	Participation Agreement dated as of May 1, 1998 by and among Golden
American Life Insurance Company, PIMCO Variable Insurance Trust and
PIMCO Funds Distributors LLC • Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
28769), as filed on April 26, 1999.
(8.56)	Amendment No. 1 effective April 1, 2000 to Participation Agreement dated
May 1, 1998 between Golden American Life Insurance Company, PIMCO
Variable Insurance Trust and PIMCO Funds Distributors, LLC • Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 (File No. 333-33914), as filed on December 2, 2005.
(8.57)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the
16th day of October, 2007 between Allianz Global Investors Distributors LLC,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.58)	Participation Agreement made and entered into as of July 13, 2001 by and among Golden American Life Insurance Company, Pioneer Variable Contracts
Trust, and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
033-23351), as filed on April 29, 2002.
(8.59)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16,
2007 between Pioneer Investment Management Shareholder Services, Inc., ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.60)	Expense Reimbursement Agreement Amendment • Incorporated by reference to the Initial Registration Statement on Form N-4 (File No. 333-70600), as filed on October 1, 2001.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Harry N. Stout[1]	President
Thomas J. McInerney[2]	Director and Chairman
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director and Senior Vice President
David A. Wheat[3]	Director, Executive Vice President and Chief
Financial Officer
Bridget M. Healy[4]	Director
Robert G. Leary[4]	Director
Valerie G. Brown[3]	Executive Vice President
Steven T. Pierson[4]	Senior Vice President and Chief Accounting Officer
Daniel P. Mulheran, Sr.[5]	Senior Vice President
Michel Perreault[1]	Senior Vice President and Appointed Actuary
Stephen J. Preston[1]	Senior Vice President
Boyd G. Combs[3]	Senior Vice President, Tax
David S. Pendergrass[3]	Senior Vice President and Treasurer
Linda E. Senker[1]	Vice President and Chief Compliance Officer
Joy M. Benner[5]	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company
1	The principal business address of these officers is 1475 Dunwoody Drive, West Chester,
Pennsylvania 19380.
2	The principal business address of these directors and these officers is One Orange Way,
Windsor, Connecticut 06095-4774.
3	The principal business address of these directors and these officers is 5780 Powers Ferry
Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of this director and this officer is 230 Park Avenue, 13th
Floor, New York, New York 10169.
5	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post Effective Amendment No. 6 to Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account
EQ (File Nos. 333-111686, 811-08524), as filed with the Securities and Exchange Commission on November 13, 2007.

Item 27. Number of Contract Owners

As of September 28, 2007, there were 274,001 qualified contract owners and 182,114 non-
qualified contract owners in ING USA’s Separate Account B.

Item 28. Indemnification

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional
Liability umbrella insurance policy issued by an international insurer. The policy covers ING
America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings,
Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings,
Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000.
The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of
1933, and therefore may be unenforceable. In the event that a claim of such indemnification
(except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding)
is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. Directed Services LLC is the principal underwriter for Separate Account A, Separate Account B, Separate Account EQ (formerly Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING

Investors Trust.

(b)	The following information is furnished with respect to the officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
A. Bayard Closser[1]	Director and President
Robert J. Hughes[2]	Director
Shaun P. Mathews[3]	Director and Executive Vice President
Kimberly A. Anderson[1]	Senior Vice President
Joseph M. O’Donnell[1]	Senior Vice President and Investment Advisory Chief
Compliance Officer
Michael J. Roland[1]	Senior Vice President and Assistant Secretary
Laurie M. Tillinghast[3]	Senior Vice President
Stanley D. Vyner	Senior Vice President
230 Park Ave., 13th Floor
New York, NY 10169
Richard E. Gelfand[2]	Chief Financial Officer
Bruce Kuenne[2]	Attorney-in-Fact
Beth G. Shanker	Broker Dealer Chief Compliance Officer
1290 Broadway
Denver, CO 80203

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Julius A. Drelick, III[1]	Vice President
William A. Evans[4]	Vice President
Todd R. Modic[1]	Vice President
David S. Pendergrass[1]	Vice President and Treasurer
Joy M. Benner[5]	Secretary
Diana R. Cavender[5]	Assistant Secretary
Randall K. Price[5]	Assistant Secretary
Edwina P. J. Steffer[5]	Assistant Secretary
Susan M. Vega[5]	Assistant Secretary
G. Stephen Wastek[1]	Assistant Secretary

1	The principal business address of these officers is 7337 E Doubletree Ranch Road,
Scottsdale, Arizona 85258.
2	The principal business address of these directors and these officers is 1475 Dunwoody
Drive, West Chester, Pennsylvania 19380.
3	The principal business of this director and these officers is 10 State House Square,
Hartford, Connecticut 06103.
4	The principal business address of this officer is One Orange Way, Windsor, Connecticut
06095-4774.
5	The principal business address of this officer if 20 Washington Avenue south, Minneapolis,
MN 55401.

(c)	Compensation to Principal Underwriter:
(1)	(2)	(3)	(4)	(5)
	2006 Net
Name of	Underwriting
Principal	Discounts and	Compensation	Brokerage
Underwriter	Commissions	on Redemption	Commissions	Compensation
Directed	$429,206,095	$0	$0	$0
Services LLC

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by the Depositor and located at 909 Locust Street, Des Moines, Iowa
50309, 1475 Dunwoody Drive, West Chester, Pennsylvania 19380, 5780 Powers Ferry Road,
N.W., Atlanta, Georgia 30327-4390, and at One Orange Way, Windsor, Connecticut 06095-
4774.

Item 31. Management Services

None.

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this form N-4 promptly upon written or oral request.

The Company hereby represents:

1.	The account meets the definition of a “separate account” under federal securities laws.

2.	That the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-
70600) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Windsor, State of Connecticut, on the 21st day of December, 2007.

SEPARATE ACCOUNT B
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE
COMPANY
(Depositor)
By:	Harry N. Stout*
Harry N. Stout
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration
Statement has been signed by the following persons in the capacities and on the date indicated

Signature	Title	Date
Harry N. Stout*	President	)
Harry N. Stout	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) December
Thomas J. McInerney		) 21, 2007
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Bridget M. Healy*	Director	)
Bridget M. Healy		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)
David A. Wheat*	Director, Executive Vice President and Chief	)
David A. Wheat	Financial Officer	)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting	)
Steven T. Pierson	Officer	)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
Counsel of Depositor

*Executed by Michael A. Pignatella on behalf of those indicated pursuant to Power of Attorney

VARIABLE ANNUITY ACCOUNT B
EXHIBIT INDEX

Exhibit No.	Exhibit

99-B.8.53	Form of Participation Agreement between ________________ Life
Insurance Company and Oppenheimer Variable Account Funds ______
99-B.9	Opinion and Consent of Counsel	______
99-B.10	Consent of Independent Registered Public Accounting Firm ______
99-B.13	Powers of Attorney	______